Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accrued warranty, current	$ 93		$ 330
Accrued taxes, including liability for unrecognized tax benefit	1,606		1,135
Accrued sales returns	1,975	[1]	4,179	[1]	$ 7,651
Other accrued liabilities	4,417		2,921
Total other accrued liabilities	$ 8,091		$ 8,565

[1]	The activity in the sales returns liability account was as follows: